Taxes (Details 3) (USD $)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Income tax contingency
Deferred income tax (benefit) expense	$ 2,026,000	$ (2,639,000)	$ 6,858,000
U.S. income tax
Income tax contingency
Tax benefit from exercise of non-qualified stock options and stock appreciation rights and vesting of restricted stock and restricted stock units	4,700,000	12,000,000	15,100,000
Foreign income tax
Income tax contingency
Tax benefit from exercise of non-qualified stock options and stock appreciation rights and vesting of restricted stock and restricted stock units	$ 400,000	$ 800,000	$ 500,000